Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt
The carrying value of our long-term debt at December 31, 2013 and 2012 was as follows:

(Millions)	2013	2012
Senior notes, 6.3%, due 2014	$387.3	$—
Senior notes, 6.125%, due 2015	240.6	—
Senior notes, 6.0%, due 2016	748.9	748.5
Senior notes, 5.95%, due 2017	434.2	—
Senior notes, 1.75%, due 2017	248.9	248.6
Senior notes, 1.5%, due 2017	498.2	497.7
Senior notes, 6.5%, due 2018	494.9	494.8
Senior notes, 3.95%, due 2020	744.3	743.4
Senior notes, 5.45%, due 2021	702.3	—
Senior notes, 4.125%, due 2021	494.8	494.1
Senior notes, 2.75%, due 2022	985.1	983.4
Senior notes, 6.625%, due 2036	769.8	769.7
Senior notes, 6.75%, due 2037	530.6	529.5
Senior notes, 4.5%, due 2042	480.1	479.3
Senior notes, 4.125%, due 2042	492.6	492.3
Total long-term debt	8,252.6	6,481.3
Less current portion of long-term debt (1)	387.3	—
Total long-term debt, less current portion	$7,865.3	$6,481.3

(1) At December 31, 2013, our 6.3% senior notes due August 2014 are classified as current in the accompanying consolidated balance sheet.